Other income (loss)	12 Months Ended
Dec. 31, 2024
Other income (loss)
Other income (loss)
20	Other income (loss)

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Disposal loss of long-term investment	—	(10,754)	—	—
Impairment of long-term investments (Note 8)	(6,726)	(8,505)	—	—
Credit losses for loans receivable	(705)	(6,660)	—	—
Income from ADR profit-sharing program	2,207	1,336	—	—
Others	11	592	238	33
Total	(5,213)	(23,991)	238	33